S000035998 [Member] Annual Fund Operating Expenses - iShares Asia/Pacific Dividend ETF	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 30, 2030
iShares Asia/Pacific Dividend ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.49%	[1]
Fee Waiver or Reimbursement	0.00%	[1],[2]
Net Expenses (as a percentage of Assets)	0.49%	[1]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The amount rounded to 0.00%.